Gottbetter & Partners, LLP
                         488 Madison Avenue, 12th Floor
                               New York, NY 10022

May 3, 2005

VIA OVERNIGHT MAIL
------------------
Attn: Mr. Michael McTiernan
Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, NW
Washington, DC 20549
Tel: (202) 824-5445

         Re:      Optionable, Inc.
                  Registration Statement on Form SB-2
                  (File No. 333-121543)

Ladies and Gentlemen:

      On behalf of our client, Optionable, Inc. (the "Company"), a Delaware corporation, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), we hereby submit via EDGAR transmission, Amendment No. 3 (the "Amendment") to the Registration Statement of the Company on Form SB-2 (File No. 333-121543) (the "Registration Statement"), including certain exhibits thereto. Separately, we have delivered to the staff additional copies of the Amendment marked to show changes from Amendment No. 2 ("Amendment No. 2") to the Registration Statement as originally filed.

      By letter dated April 26, 2005 (the "Comment Letter") from Elaine Wolff, Branch Chief, the Company was informed of the comments of the staff with respect to Amendment No. 2. In addition to responding to the staff's comments, the Company has amended the Registration Statement to update certain other information contained in the Preliminary Prospectus, principally modifications to the Company's (i) Master Services Agreement with Capital Energy Services, LLC and (ii) Loan Agreement, dated March 22, 2004, with Mark Nordlicht. Moreover, the "Selling Stockholder" section of the prospectus has been revised to provide information regarding (i) the beneficial ownership by natural persons of all selling stockholders which are not natural persons, (ii) selling stockholders which are affiliated with broker-dealers and (iii) all material relationships between selling stockholders and the Company.

Risk Factors
------------

      Our history of operating losses in our current business and our plan to enter a new line of business may make it difficult for you to evaluate our business and your investment, page 4



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

      1. Complied with. The profit for 2004 and the loss for 2003 have been disclosed.

Notes to the Financial Statements - December 31, 2004 and 2003
--------------------------------------------------------------

Note 7 - Stockholders' Deficit, pages F-14 - F-16
-------------------------------------------------

Stock Compensation Plan, page F-14

      2. Complied with. The requested disclosure regarding the fair value of the Company's common stock on the option grant dates and the Company's valuation methodology has been been added.

      3. Complied with. The disclosure regarding in this section has been expanded to include a discussion of the factors and methodologies considered and utilized by the Company in arriving at its valuation of the common stock's fair value.

Part II
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Item 26. Recent Sales of Unregistered Securities.
------------------------------------------------

      4. Complied with. The disclosure in this Item and in the prospectus has been modified to disclose the exact amount raised, which aggregated $1,252,000.

* * *

      We trust that the changes in the accompanying Amendment and the explanations contained in this letter will be considered by the staff to be satisfactory responses to the comments contained in the Comment Letter. If the staff has any questions or comments with respect to the changes made to the Registration Statement by the Amendment, please contact me at 212-400-6900.

Very truly yours,


Kenneth S. Goodwin


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